GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 172,955	$ 166,031	$ 210,751
UNITED STATES
Total revenue	41,338	105,316	182,550
Other North America And Canada [Member]
Total revenue	1,361	222	1,321
Total United States And Canada [Member]
Total revenue	42,699	105,538	183,871
INDIA
Total revenue	41,467	16,588	6,978
JAPAN
Total revenue	64,228	16,695	3,246
Other Asia [Member]
Total revenue	1,961	5,057	16,137
Total Asia [Member]
Total revenue	107,656	38,340	16,137
Europe [Member]
Total revenue	8,054	9,676	8,510
Africa And The Middle East [Member]
Total revenue	7,105	7,295	1,646
Latin America And The Caribbean [Member]
Total revenue	$ 7,441	$ 5,182	$ 587